EMPLOYEE BENEFITS - Defined benefit pension plan - Variation of the plan assets (Details) - Defined benefit pension plan - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
EMPLOYEE BENEFITS
Fair value of the plan assets at the begining of the year	R$ (498,732)
Return of the plan assets	205,604	R$ 187,247	R$ 150,700
Remeasurement	119,823	(117,644)	1,058,898
Fair value of plan assets at the end of the year	(303,925)	(498,732)
Variation of the plan assets
EMPLOYEE BENEFITS
Fair value of the plan assets at the begining of the year	3,383,887	3,499,475	4,647,361
Return of the plan assets	205,604	187,247	150,700
Contributions from sponsors	331,212	75,321	173,316
Settlement	(1,322,274)
Payments of the benefits	(347,088)	(413,565)	(317,779)
Remeasurement	(6,340)	214,503	(791,672)
Exchange Variance	626,303	(179,094)	(362,451)
Fair value of plan assets at the end of the year	R$ 2,871,304	R$ 3,383,887	R$ 3,499,475